Nov-17-03 01:14pm From- T-670 P.002/002 F-977

Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03028385

Cert NYS

1-6300

NYSE

RECD S.E.C.
NOV 17 2003
431

November 17, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, PENNSYLVANIA REAL ESTATE INVESTMENT TRUST, 11% Cumulative Non-Convertible Senior Preferred Shares (par value $.01 per share) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 17, 2003. Tentative listing date – November 20, 2003.

PROCESSED
NOV 24 2003
THOMSON FINANCIAL

Sincerely,

[signature]